Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 495,919
Balance ending of period	488,642
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	814,510
Additions	8,704
Impairment losses	(2,038)
Transfers to Asset held for sale	(3,878)
Transfers from deposits for vessels, port terminal and other fixed assets, net	3,198
Disposals	(147)
Balance ending of period	820,349
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(318,591)
Additions	(14,237)
Impairment losses	1,121
Balance ending of period	(331,707)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	495,919
Additions	(5,533)
Impairment losses	(917)
Transfers to Asset held for sale	(3,878)
Transfers from deposits for vessels, port terminal and other fixed assets, net	3,198
Disposals	(147)
Balance ending of period	$ 488,642